Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
(Gains) losses included in earnings	$ (40,300)
Recurring | Level 3 | Contingent Value Rights
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	0
Issuance of contingent value rights	55,440
(Gains) losses included in earnings	(40,360)
Balance at end of period	$ 15,080